Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 117,043	$ 113,010
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,387	33,578
Rest of North America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,024	1,981
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	14,697	12,823
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	15,982	12,692
Rest of Middle Americas [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	23,576	23,242
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,780	3,508
Rest of South America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,036	1,249
Europe [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,157	2,081
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	8,801	9,551
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	4,609	5,131
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,028	3,119
Rest of Asia Pacific [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,407	3,505
Global Export and Holding Companies [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 559	$ 549